Risk Management and Report (Details) - Schedule of Amortized Costs and Net Loss of Modified Financial Assets $ in Millions	12 Months Ended
Dec. 31, 2023 CLP ($)
Amortized Costs and Net Loss of Modified Financial Assets [Abstract]
Amortized costs of financial assets modified during the period	$ 515,015
Net modification loss	$ 125,144